Revolving line of credit (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
REVOLVING LINE OF CREDIT {1}
Company extended a credit agreement with a bank that provides for a revolving line of credit	$ 2,500	$ 1,000
Non usage commitment fees percentage per annum	0.25%	0.20%
Interest rate of the bank's prime rate plus	0.25%	0.75%
Interest being charged to be not less than		4.00%